Stockholders' Equity (Details)							3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 21, 2022 shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 26, 2022 USD ($) shares	Jun. 01, 2022 shares	Nov. 23, 2021 Vote shares	Apr. 01, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units authorized to issue						274,314
Stock-based compensation | $							$ 793,793	$ 0		$ 2,173,171	$ 924,438	$ 924,438
Restricted stock units, granted (in shares)												626,268
Total number of restricted stock units outstanding							1,359,448			1,359,448		626,268
Unrecognized compensation cost | $							$ 5,401,374			$ 5,401,374
Member shares, number of votes per unit | Vote												1
Number of units issued												5,073,056
Gross proceeds from units issued | $												$ 5,073,056
Cash compensation, percentage						50.00%
Equity compensation, percentage						50.00%
Gross proceeds from private placement | $		$ 15,000,000
Issuance costs | $												$ 21,666,404
Amount charged to expense | $										$ 1,326,212
Resale of common stock held by selling stocksholder	3,000,000
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for long-term incentive plan					2,802,273
Number of units authorized to issue					1,500,000	274,314
Number of shares increased					277,552
Total number of restricted stock units outstanding							1,359,448			1,359,448
Long-term incentive plan | Members of management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, granted (in shares)				352,426
Long-term incentive plan | Members of the Board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, granted (in shares)				343,754
Members' units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued									5,073,056
Gross proceeds from units issued | $									$ 5,073,056
Private placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from private placement | $		$ 13,578,551	$ 15,000,000
Number of common stock shares issued	1,500,000	1,500,000	1,500,000
Number of warrants issued	150,000	1,500,000	1,500,000
Exercise price of warrants | $ / shares		$ 11.00
Issuance costs | $		$ 1,421,449
Amount charged to expense | $		1,326,212
Amount charged to additional paid-in capital | $		95,237
Gross proceeds allocated to warrant liability | $		13,995,000
Gross proceeds allocated to common stock | $		$ 1,005,000
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Member shares, number of votes per unit | Vote					1
Board members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued						134,229
Board members | Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued						134,229
Independent contractor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued						140,085
Independent contractor | Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued						140,085
Cash compensation, percentage						50.00%
Equity compensation, percentage						50.00%